Capital - Summary of Share Warrants and Employee Warrants (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of warrants issued	6,819,669	5,388,616	4,275,616
Number of warrants null and void	605,451	341,196	273,294
Number of warrants null and outstanding	3,258,972	3,148,469	2,360,945
Maximum number of shares to be issued	3,366,296	3,309,539	2,606,435
12/07/2007 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	1,717	1,717	1,717
Number of warrants null and void	572	572	572
Number of warrants null and outstanding			859
Maximum number of shares to be issued			12,885
Strike price per share	€ 4.33	€ 4.33	€ 4.33
1/21/2009 [Member] | BSA/BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,380	16,380	16,380
Number of warrants null and outstanding			2,997
Maximum number of shares to be issued			44,955
Strike price per share	€ 4.33	€ 4.33	€ 4.33
1/21/2009 [Member] | BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	2,296	2,296	2,296
Strike price per share	€ 4.33	€ 4.33	€ 4.33
6/25/2010 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	1,825	1,825	1,825
Number of warrants null and outstanding			730
Maximum number of shares to be issued			10,950
Strike price per share	€ 4.33	€ 4.33	€ 4.33
1/28/2011 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,039	10,039	10,039
Number of warrants null and void	7,529	7,529	7,529
Strike price per share	€ 5.13	€ 5.13	€ 5.13
6/24/2011 [Member] | BSA/BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	32,000	32,000	32,000
Number of warrants null and outstanding	7,666	8,996	10,440
Maximum number of shares to be issued	114,990	134,940	156,600
Strike price per share	€ 5.13	€ 5.13	€ 5.13
11/22/2011 [Member] | BSA/BSPCE [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	11,377	11,377	11,377
Number of warrants null and outstanding		2,509	2,509
Maximum number of shares to be issued		37,635	37,635
Strike price per share	€ 5.13	€ 5.13	€ 5.13
1/17/2012 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	89,835	89,835	89,835
Strike price per share	€ 5.13	€ 5.13	€ 5.13
4/2/2012 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	669,796	669,796	669,796
Number of warrants null and void	1,860	1,860	1,860
7/25/2012 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	134,081	134,081	134,081
9/25/2012 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	30,000	30,000	30,000
Number of warrants null and outstanding	5,000	7,500	10,000
Maximum number of shares to be issued	5,000	7,500	10,000
Strike price per share	€ 8.59	€ 8.59	€ 8.59
11/28/2012 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	35,360	35,360	35,360
7/25/2013 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	73,000	73,000	73,000
Number of warrants null and outstanding	7,000	9,500	13,000
Maximum number of shares to be issued	7,000	9,500	13,000
Strike price per share	€ 8.10	€ 8.10	€ 8.10
9/12/2013 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	501,500	501,500	501,500
Number of warrants null and void	113,333	113,333	113,333
9/18/2013 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	518,000	518,000	518,000
Number of warrants null and void	47,000	47,000	47,000
Number of warrants null and outstanding	203,000	471,000	471,000
Maximum number of shares to be issued	203,000	471,000	471,000
Strike price per share	€ 7.57	€ 7.57	€ 7.57
6/3/2014 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,000	10,000	10,000
Number of warrants null and outstanding		2,500	5,000
Maximum number of shares to be issued		2,500	5,000
Strike price per share	€ 18.79	€ 18.79	€ 18.79
6/3/2014 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	186,000	186,000	186,000
Number of warrants null and void	30,000	30,000	30,000
6/3/2014 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	75,000	75,000	75,000
Number of warrants null and outstanding	40,000	40,000	40,000
Maximum number of shares to be issued	40,000	40,000	40,000
Strike price per share	€ 19.01	€ 19.01	€ 19.01
3/24/2015 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,000	10,000	10,000
Number of warrants null and outstanding	10,000	10,000	10,000
Maximum number of shares to be issued	10,000	10,000	10,000
Strike price per share	€ 43.00	€ 43.00	€ 43.00
6/23/2015 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	120,000	120,000	120,000
Number of warrants null and outstanding	120,000	120,000	120,000
Maximum number of shares to be issued	120,000	120,000	120,000
Strike price per share	€ 48.90	€ 48.90	€ 48.90
9/30/2015 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	708,500	708,500	708,500
Number of warrants null and void	23,000	23,000	13,000
Number of warrants null and outstanding		454,657	695,500
Maximum number of shares to be issued		454,657	695,500
11/19/2015 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	22,500	22,500	22,500
Number of warrants null and void	7,500	7,500	7,500
Number of warrants null and outstanding	15,000	15,000	15,000
Maximum number of shares to be issued	15,000	15,000	15,000
Strike price per share	€ 66.06	€ 66.06	€ 66.06
11/19/2015 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	195,000	195,000	195,000
Number of warrants null and void	25,000	25,000	25,000
Number of warrants null and outstanding	170,000	170,000	170,000
Maximum number of shares to be issued	170,000	170,000	170,000
Strike price per share	€ 66.06	€ 66.06	€ 66.06
12/15/2015 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	90,000	90,000	90,000
Number of warrants null and void	16,500	16,500	16,500
Number of warrants null and outstanding	73,500	73,500	73,500
Maximum number of shares to be issued	73,500	73,500	73,500
Strike price per share	€ 64.14	€ 64.14	€ 64.14
12/15/2015 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	42,000	42,000	42,000
Number of warrants null and void	9,000	9,000	6,000
Number of warrants null and outstanding		21,999	36,000
Maximum number of shares to be issued		21,999	36,000
1/4/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	75,000	75,000	75,000
Number of warrants null and outstanding	75,000	75,000	75,000
Maximum number of shares to be issued	75,000	75,000	75,000
Strike price per share	€ 65.68	€ 65.68	€ 65.68
4/6/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	63,750	63,750	63,750
Number of warrants null and void	6,250	6,250	5,000
Number of warrants null and outstanding		57,500	58,750
Maximum number of shares to be issued		57,500	58,750
4/21/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	33,000	33,000	33,000
Number of warrants null and void	11,000
Number of warrants null and outstanding	22,000	33,000	33,000
Maximum number of shares to be issued	22,000	33,000	33,000
Strike price per share	€ 62.82	€ 62.82	€ 62.82
5/2/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	22,000	22,000	22,000
Number of warrants null and void	22,000
Number of warrants null and outstanding		22,000	22,000
Maximum number of shares to be issued		22,000	22,000
Strike price per share	€ 59.04	€ 59.04	€ 59.04
6/21/2016 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	20,000	20,000	20,000
Number of warrants null and outstanding	20,000	20,000	20,000
Maximum number of shares to be issued	20,000	20,000	20,000
Strike price per share	€ 52.97	€ 52.97	€ 52.97
6/21/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	208,000	208,000	208,000
Number of warrants null and outstanding		208,000	208,000
Maximum number of shares to be issued		208,000	208,000
6/21/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	110,000	110,000	110,000
Number of warrants null and void	21,300	7,500
Number of warrants null and outstanding	87,500	101,300	110,000
Maximum number of shares to be issued	87,500	101,300	110,000
Strike price per share	€ 53.96	€ 53.96	€ 53.96
8/1/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	10,000	10,000	10,000
Number of warrants null and outstanding	10,000	10,000	10,000
Maximum number of shares to be issued	10,000	10,000	10,000
Strike price per share	€ 62.24	€ 62.24	€ 62.24
9/15/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	9,300	9,300	9,300
Number of warrants null and outstanding	9,300	9,300	9,300
Maximum number of shares to be issued	9,300	9,300	9,300
Strike price per share	€ 62.80	€ 62.80	€ 62.80
10/17/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,500	16,500	16,500
Number of warrants null and void	7,200	7,200
Number of warrants null and outstanding	9,300	9,300	16,500
Maximum number of shares to be issued	9,300	9,300	16,500
Strike price per share	€ 64.39	€ 64.39	€ 64.39
10/27/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	15,000	15,000	15,000
Number of warrants null and outstanding		15,000	15,000
Maximum number of shares to be issued		15,000	15,000
11/15/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	8,300	8,300	8,300
Number of warrants null and outstanding	8,300	8,300	8,300
Maximum number of shares to be issued	8,300	8,300	8,300
Strike price per share	€ 68.33	€ 68.33	€ 68.33
12/9/2016 [Member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	59,000	59,000
Number of warrants null and void	24,992	24,992
Number of warrants null and outstanding	34,008	34,008
Maximum number of shares to be issued	34,008	34,008
Strike price per share	€ 69.75	€ 69.75
12/9/2016 [Member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	23,600	23,600	23,600
Number of warrants null and void	3,800	1,900
Number of warrants null and outstanding		21,700	23,600
Maximum number of shares to be issued		21,700	23,600
12/9/2016 [Member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	74,960	74,960	74,960
Number of warrants null and void	22,965	2,000
Number of warrants null and outstanding	51,995	72,000	74,960
Maximum number of shares to be issued	51,995	72,000	74,960
Strike price per share	€ 69.75	€ 6,975.00	€ 6,975.00
9/17/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	80,900
Number of warrants null and outstanding	80,900
Maximum number of shares to be issued	80,900
Strike price per share	€ 40.94
10/15/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	76,700
Number of warrants null and outstanding	76,700
Maximum number of shares to be issued	76,700
Strike price per share	€ 37.28
11/1/2018 [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	57,000
Number of warrants null and void	10,500
Number of warrants null and outstanding	46,500
Maximum number of shares to be issued	46,500
11/15/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	26,000
Number of warrants null and outstanding	26,000
Maximum number of shares to be issued	26,000
Strike price per share	€ 32.57
11/29/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	350,000
Number of warrants null and outstanding	350,000
Maximum number of shares to be issued	350,000
Strike price per share	€ 30.02
12/12/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	34,000
Number of warrants null and outstanding	34,000
Maximum number of shares to be issued	34,000
Strike price per share	€ 27.96
12/12/2018 one [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	19,250
Number of warrants null and outstanding	19,250
Maximum number of shares to be issued	19,250
12/17/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	7,200
Number of warrants null and outstanding	7,200
Maximum number of shares to be issued	7,200
Strike price per share	€ 26.76
12/15/2016 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	1,100	1,100
Number of warrants null and outstanding	1,100	1,100
Maximum number of shares to be issued	1,100	1,100
Strike price per share	€ 69.35	€ 69.35
1/16/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	19,100	19,100
Number of warrants null and outstanding	19,100	19,100
Maximum number of shares to be issued	19,100	19,100
Strike price per share	€ 66.11	€ 66.11
3/14/2017 [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	22,500	22,500
Number of warrants null and void	5,500	2,500
Number of warrants null and outstanding	17,000	20,000
Maximum number of shares to be issued	17,000	20,000
3/17/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	7,200
Number of warrants null and outstanding	7,200
Maximum number of shares to be issued	7,200
Strike price per share	€ 66.25
4/18/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,500	16,500
Number of warrants null and void	9,300
Number of warrants null and outstanding	7,200	16,500
Maximum number of shares to be issued	7,200	16,500
Strike price per share	€ 60.77	€ 60.77
4/22/2017 [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	24,000	24,000
Number of warrants null and outstanding	24,000	24,000
Maximum number of shares to be issued	24,000	24,000
6/15/2017 [member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	9,000	9,000
Number of warrants null and outstanding	9,000	9,000
Maximum number of shares to be issued	9,000	9,000
Strike price per share	€ 59.05	€ 59.05
6/15/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	126,000	126,000
Number of warrants null and void	35,000	7,500
Number of warrants null and outstanding	91,000	118,500
Maximum number of shares to be issued	91,000	118,500
Strike price per share	€ 59.05	€ 59.05
6/15/2017 [member] | Share Option [member]
Disclosure of classes of share capital [line items]
Number of warrants issued	111,600	111,600
Number of warrants null and outstanding	111,600	111,600
Maximum number of shares to be issued	111,600	111,600
Strike price per share	€ 60.54	€ 60.54
7/17/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	30,900	30,900
Number of warrants null and void	23,700
Number of warrants null and outstanding	7,200	30,900
Maximum number of shares to be issued	7,200	30,900
Strike price per share	€ 71.61	€ 71.61
9/15/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	52,600	52,600
Number of warrants null and void	7,200
Number of warrants null and outstanding	45,400	52,600
Maximum number of shares to be issued	45,400	52,600
Strike price per share	€ 74.22	€ 74.22
12/5/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	625,200	625,200
Number of warrants null and void	85,125
Number of warrants null and outstanding	540,075	625,200
Maximum number of shares to be issued	540,075	625,200
Strike price per share	€ 39.00	€ 39.00
12/15/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	8,300	8,300
Number of warrants null and outstanding	8,300	8,300
Maximum number of shares to be issued	8,300	8,300
Strike price per share	€ 38.18	€ 38.08
1/15/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	15,500
Number of warrants null and void	7,200
Number of warrants null and outstanding	8,300
Maximum number of shares to be issued	8,300
Strike price per share	€ 43.60
4/16/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,500
Number of warrants null and outstanding	16,500
Maximum number of shares to be issued	16,500
Strike price per share	€ 38.64
5/16/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	16,500
Number of warrants null and outstanding	16,500
Maximum number of shares to be issued	16,500
Strike price per share	€ 40.84
6/15/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	23,600
Number of warrants null and outstanding	23,600
Maximum number of shares to be issued	23,600
Strike price per share	€ 38.92
6/22/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	50,000
Number of warrants null and outstanding	50,000
Maximum number of shares to be issued	50,000
Strike price per share	€ 37.22
6/22/2018 [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	486,153
Number of warrants null and void	21,125
Number of warrants null and outstanding	465,028
Maximum number of shares to be issued	465,028
7/2/2018 [member] | BSA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	44,000
Number of warrants null and outstanding	44,000
Maximum number of shares to be issued	44,000
Strike price per share	€ 37.24
7/16/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	28,800
Number of warrants null and outstanding	28,800
Maximum number of shares to be issued	28,800
Strike price per share	€ 33.81
8/15/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	33,500
Number of warrants null and outstanding	33,500
Maximum number of shares to be issued	33,500
Strike price per share	€ 32.90
9/6/2018 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	65,000
Number of warrants null and outstanding	65,000
Maximum number of shares to be issued	65,000
Strike price per share	€ 36.96
6/9/2018 [member] | AGA [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued	450
Number of warrants null and outstanding	450
Maximum number of shares to be issued	450
3/15/2017 [member] | SO [Member]
Disclosure of classes of share capital [line items]
Number of warrants issued		7,200
Number of warrants null and outstanding		7,200
Maximum number of shares to be issued		7,200
Strike price per share		€ 66.25